INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax likelihood percentage description	Tax positions that meet the more likely than not threshold are then measured using a probability weighted approach recognizing the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement.
Net loss	$ 1,301,864	$ 5,351,177
Tax rate	21.00%
Current operating loss carryforwards	$ 267,000
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Valuation allowance	0
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Valuation allowance	$ 267,000